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VIA EDGAR

                                   May 7, 2004

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      VARIABLE ACCOUNT I ("REGISTRANT")
         AIG LIFE INSURANCE COMPANY
         POST EFFECTIVE AMENDMENT ON FORM N-4
         FILE NOS. 333-102134 and 811-05301

Ladies and Gentlemen:

         Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 3, 2004, for Variable Account I (the "Separate Account") of AIG Life Insurance Company contains no changes from the form of prospectus and statement of additional information submitted in Post Effective Amendment Nos. 1 and 66 under the Securities Act of 1933 and the Investment Act of 1940, respectively, to the above-mentioned Separate Account Registration Statement on Form N-4 filed with the Securities and Exchange Commission on April 29, 2004, via EDGAR.

         If you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6544.

                                             Very truly yours,

                                             /s/ Petty Zahavah Goodman

                                             Petty Zahavah Goodman
                                             Director, Legal Department